Prepayments, Deposits and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Prepayments, Deposits and Other Receivables
	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Non–current:
Prepayments for intangible assets
– to a related party (note (a))	5,517,306	5,751,779	1,361,142
– to a third party (note (b))	1,406,508	1,510,284	357,405
	6,923,814	7,262,063	1,718,547
Deposits	277,843	277,843	65,751
Subtotal	7,201,657	7,539,906	1,784,298

Current:
Other receivables	30,915	49,064	11,612
Subtotal	30,915	49,064	11,612

Total prepayments, deposits and other receivables (note (c))	7,232,572	7,588,970	1,795,910
(a)	As of June 30, 2025, the Group has prepaid MYR 5,751,779 (USD 1,361,142) (December 31, 2024: MYR 5,517,306) for the development of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems to Braiven Co., Ltd., who is a related party (note 21).

(b)	As of June 30, 2025, the Group has prepaid MYR 1,510,284 (USD 357,405) (December 31, 2024: MYR 1,406,508) for certain purchase contracts of IT software such as E-commerce website design, system integration platform and Enterprise Resource Planning (ERP) system to a third party.

(c)	Save as prepayments for intangible assets and deposits for property leases and office equipment, all prepayments and other receivables are expected to be recovered/consumed within one year.